Derivative Instruments - Summary of Asset and Liability Management Derivative Positions of Company (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Notional Value	$ 1,100,000
Cash Flow Hedges [Member]
Derivative [Line Items]
Notional Value		$ 0
Asset and Liability Management Positions [Member]
Derivative [Line Items]
Notional Value	90,763	116,117
Fair Value, Assets	396	350
Fair Value, Liabilities	422	409
Asset and Liability Management Positions [Member] | Other Derivatives [Member]
Derivative [Line Items]
Notional Value	1,908	1,792
Fair Value, Assets	11
Fair Value, Liabilities	190	125
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	9,215	9,653
Fair Value, Assets	0
Fair Value, Liabilities	3
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value	9,616	7,033
Fair Value, Assets	0
Fair Value, Liabilities	0
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	3,546	9,322
Fair Value, Assets	10	10
Fair Value, Liabilities	18	16
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value	7,522	29,348
Fair Value, Assets	20	25
Fair Value, Liabilities	38	27
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	11,434	18,570
Fair Value, Assets	346	256
Fair Value, Liabilities	0
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value	7,849	9,662
Fair Value, Assets	7	52
Fair Value, Liabilities	148	231
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value	962	735
Fair Value, Assets	2	2
Fair Value, Liabilities	6	6
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value	361	209
Fair Value, Assets	0	5
Fair Value, Liabilities	10
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value	330	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	17,400	12,350
Fair Value, Assets	0
Fair Value, Liabilities	9
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value	5,542	16,650
Fair Value, Assets	0
Fair Value, Liabilities	0
Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	14,300
Fair Value, Assets	0
Fair Value, Liabilities	0
Asset and Liability Management Positions [Member] | Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value	778	793
Fair Value, Assets	0
Fair Value, Liabilities	$ 0	$ 4